Valuation Allowances (Changes in Valuation Allowances) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		¥ 7,507	¥ 7,714	¥ 7,579
Charged to Costs or Expenses		5,778	7,701	6,704
Charged (Credited) to Other Accounts	[1]	(456)	(713)	264
Charge-offs		(5,325)	(7,195)	(6,833)
Balance at End of Year		7,504	7,507	7,714
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		4,217	4,363	4,623
Charged to Costs or Expenses		936	1,015	605
Charged (Credited) to Other Accounts	[1]	(449)	(574)	(147)
Charge-offs		(585)	(587)	(718)
Balance at End of Year		4,119	4,217	4,363
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		3,290	3,351	2,956
Charged to Costs or Expenses		4,842	6,686	6,099
Charged (Credited) to Other Accounts	[1]	(7)	(139)	411
Charge-offs		(4,740)	(6,608)	(6,115)
Balance at End of Year		¥ 3,385	¥ 3,290	¥ 3,351

[1]	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.